Trade and Bills Payables (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Analysis of Trade and Bills Payables

An aged analysis of the trade and bills payables as at the end of the reporting period was as follows:

	2017	2016
	RMB million	RMB million
Within 90 days	2,791	2,994
91 to 180 days	59	57
181 to 365 days	161	83
1 to 2 years	71	77
Over 2 years	102	165

	3,184	3,376